EMPLOYEE BENEFITS - Expected Benefit Payments (Details) - State defined benefit plans € in Thousands	Dec. 31, 2025 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 14,195
2026
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,631
2027
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,818
2028
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,646
2029
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,430
2031 - 2035
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 7,670